Share-based Payment Arrangements - Summary of Information About Restricted Shares (Detail) - USISH option plans [member] shares in Thousands	12 Months Ended
	Dec. 31, 2023 shares ¥ / shares	Dec. 31, 2022 shares ¥ / shares	Dec. 31, 2021 shares ¥ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance at January 1 | shares	1,984	3,565	5,547
Options granted | shares	372	0	281
Options, expired | shares	0	(4)	0
Options exercised | shares	(1,966)	(395)	(1,780)
Options forfeited | shares	(18)	(1,182)	(483)
Balance at December 31 | shares	372	1,984	3,565
Options exercisable, end of year | shares	0	1,715	0
Fair value of options granted (RMB)		¥ 0	¥ 11.78
Exercise Price Per Share, Begining	¥ 10.7	10.2	12.2
Exercise Price Per Share, Options granted	14.5	0	0
Exercise Price Per Share, Options expired	0	0	0
Exercise Price Per Share, Options exercised	10.8	0	12.7
Exercise Price Per Share, Options forfeited	0	12.2	12.1
Exercise Price Per Share, Ending	14.5	10.7	10.2
Exercise Price Per Share, Options exercisable, end of year	0	¥ 12.4	¥ 0
Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of options granted (RMB)	13
Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of options granted (RMB)	¥ 12.2